Reconciliation of Net Income to Numerator for Computation of Basic and Diluted earnings Per Share (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income attributable to Baidu, Inc.	¥ 5,589	$ 799	¥ 23,760	¥ 20,315
Accretion of the redeemable noncontrolling interests	(926)	(132)	(588)	(717)
Numerator for basic EPS computation	4,663	667	23,172	19,598
Impact of diluted securities of subsidiaries and equity method investees	(620)	(89)	(105)	(44)
Numerator for diluted EPS computation	¥ 4,043	$ 578	¥ 23,067	¥ 19,554